Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Capitalized Costs for Oil and Gas Exploration and Production Activities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of detailed information about segments by geographical area [line items]
Mineral property, wells and related equipment	S/ 84,960	S/ 39,069	S/ 54,582	S/ 47,267	S/ 44,974
Drilling and Works in progress and Replacement Units	10,767	6,188	5,682	11,290	11,444
Total Proved Properties	95,727	45,257	60,264	58,557	56,418
Unproved properties	0	0	0	0	0
Total Property, Plant and Equipment	95,727	45,257	60,264	58,557	56,418
Accumulated depreciation, depletion, and amortization, and valuation allowances	(36,672)	(17,774)	(17,875)	(13,735)	(13,864)
Net capitalized costs	S/ 59,054	S/ 27,482	S/ 42,389	S/ 44,822	S/ 42,554